Share based compensation, Share Options (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2024 shares	Jun. 30, 2024 shares $ / shares	Jun. 30, 2021 shares
Share based payment arrangement [Abstract]
Number of shares reserved for future issuance (in shares)			1,202,734
Number of ordinary shares available for future issuance (in shares)	453,788	453,788
Number of options granted (in shares)		138,024
Exercise price for option granted (in dollars per share) | $ / shares		$ 8.71
Employees [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)	53,500	121,500
Share option award granted period	8 years	8 years
Board of Directors [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)	16,524	16,524
Share option award granted period		7 years
Vesting condition		2 years
Exercise price for option granted (in dollars per share) | $ / shares		$ 0.025